Nature of Operations (Details) - Soto Norte			12 Months Ended
	Jun. 28, 2024	Apr. 12, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Percentage of ownership	51.00%	20.00%	0.00%	20.00%
Bottom of Range
Disclosure of operating segments [line items]
Percentage of ownership	20.00%
Top of Range
Disclosure of operating segments [line items]
Percentage of ownership	51.00%